Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Assets and Liabilities from Acquisitions (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2023
Disclosure of subsidiaries [line items]
Reinsurance Contract Assets	$ 59,124,372	$ 67,655,158
Net Assets Acquired	1,946,905,973
GGAL Holdings S.A., GGAL Participaciones S.A.U., And Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Cash and Due from Banks	1,423,216,225
Debt Securities at Fair Value through Profit or Loss	93,305,406
Derivative Financial Instruments	7,769,401
Repurchase Transactions	1,624,555
Other Financial Assets	313,969,788
Loans and Other Financing	2,244,454,674
Other Debt Securities	1,497,715,696
Financial Assets Pledged as Collateral	176,240,249
Investments in Equity Instruments	10,974,607
Investment in Associates and Joint Ventures	117,719,279
Property, Plant and Equipment	232,697,990
Intangible Assets Core Deposits	40,200,415
Intangible Assets	20,259,004
Deferred Income Tax Assets	72,765,009
Other Non-financial Assets	112,790,856
Non-current Assets Held for Sale	15,747,916
Total Assets	6,381,451,070
Deposits	3,773,249,991
Derivative Financial Instruments	5,632,717
Repurchase Transactions	13,245,078
Other Financial Liabilities	256,751,333
Financing from the Argentine Central Bank and Other Financial Institutions	6,856,473
Subordinated Debt Securities	102,634,874
Provisions	31,613,708
Deferred Income Tax Liabilities	48,768,064
Other Non-Financial Liabilities	195,682,656
Total Liabilities	4,434,434,894
Net Assets	1,947,016,176
Non-controlling Interest	(110,203)
Net Assets Acquired	1,946,905,973
GGAL Holdings S.A.
Disclosure of subsidiaries [line items]
Net Assets Acquired	1,946,706,593
Sudamericana Seguros Galicia S.A.
Disclosure of subsidiaries [line items]
Cash and Due from Banks	6,043,199
Investments	181,733,506
Property, Plant and Equipment	5,601,966
Reinsurance Contract Assets	37,981,302
Other Assets	29,236,364
Total Assets	260,596,337
Provisions	1,328,169
Insurance Contracts Liabilities	201,248,821
Other Liabilities	19,913,151
Total Liabilities	222,490,141
Net Assets	38,106,196
Non-controlling Interest	(215,725)
Net Assets Acquired	$ 37,890,471		$ 37,890,471